OTHER LIABILITIES - Components of pension expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined benefit pension plan expense
Current service cost	$ 1,020	$ 975
Administrative expenses	109	109
Interest cost on defined benefit obligation	889	758
Interest on assets	(93)	(79)
Pension expense	$ 1,925	$ 1,763